Convertible Preferred Shares And Warrant - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended									12 Months Ended				13 Months Ended	20 Months Ended
	Jan. 22, 2020 shares	May 31, 2020 CNY (¥) shares	Jan. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) $ / shares shares	Jan. 31, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Jan. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 shares	Jan. 31, 2019 $ / shares
Convertible Preferred Shares And Warrant [Line Items]
Class of warrants or rights outstanding																	0
Temporary equity reverse stock split ratio			2:1
Temporary equity dividend declared | $												$ 0		$ 0		$ 0
Convertible Warrants [Member]
Convertible Preferred Shares And Warrant [Line Items]
Class of warrant or rights fair value | ¥						¥ 19,821
Gain loss recognised due to change in fair value of warrant liabilities											¥ 3,503	$ 537	¥ 2,839
Series C Warrants [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity shares repurchased during the period shares		55,243
Payments for the repurchase of redeemable non controlling interest | ¥		¥ 3,500
Difference between carrying value and fair value of temporary equity | ¥											¥ 227
Series C Warrants [Member] | Conversion Of Series C Redeemable Convertible Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity shares issued during the period on warrant excercise	1,064,950
Series A Redeemable Convertible Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity stock issued during the period shares										22,714,874
Temporary equity issue price per share | $ / shares										$ 0.24
Proceeds from issue of redeemable convertible preferred stock | $										$ 5,459
Temporary equity liquidation preference as a percentage of issue price												150.00%
Temporary equity redemption price as a percentage of principal												200.00%
Series A Plus Redeemable Convertible Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity stock issued during the period shares									130,511						10,599,927
Temporary equity issue price per share | $ / shares									$ 1.66						$ 1.26
Proceeds from issue of redeemable convertible preferred stock | $									$ 217						$ 13,356
Temporary equity liquidation preference as a percentage of issue price												150.00%
Temporary equity interest payable percentage												12.00%
Temporary equity shares repurchased during the period shares				4,438	4,438	15,784	15,784	124,985
Payments for the repurchase of redeemable non controlling interest | ¥				¥ 294		¥ 1,000		¥ 1,500
Difference between carrying value and fair value of temporary equity | ¥				84		216		127
Series A Plus Redeemable Convertible Preferred Stock [Member] | BR Hong Kong Limited | Subsidiaries | Compensation Expenses [Member]
Convertible Preferred Shares And Warrant [Line Items]
Gain loss on redemption of redeemable non controlling interest | ¥				¥ 160		¥ 611		¥ 0
Series B Redeemable Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity stock issued during the period shares									7,020,059							1,685,348
Temporary equity issue price per share | $ / shares									$ 3.96							$ 3.96
Proceeds from issue of redeemable convertible preferred stock | $									$ 27,812							$ 6,677
Temporary equity interest payable percentage												12.00%
Series B Redeemable Preferred Stock [Member] | Conversion Of Redeemable Convertible Series A Plus Notes [Member]
Convertible Preferred Shares And Warrant [Line Items]
Debt converted instrument, convertible preferred shares issued									4,063,310
Series C Redeemable Convertible Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity stock issued during the period shares				231,198	231,198	10,238,825	10,238,825						21,299	21,299
Temporary equity issue price per share | $ / shares					$ 9.39									$ 9.39				$ 9.39
Proceeds from issue of redeemable convertible preferred stock					$ 2,171	¥ 766,127	$ 96,144							$ 200
Temporary equity interest payable percentage												12.00%
Series C Redeemable Convertible Preferred Stock [Member] | Rank One [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity liquidation preference as a percentage of issue price												120.00%
Series C Redeemable Convertible Preferred Stock [Member] | Rank Two [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity liquidation preference as a percentage of issue price												150.00%
Series C Redeemable Convertible Preferred Stock [Member] | Conversion Of Redeemable Convertible Series B Notes [Member]
Convertible Preferred Shares And Warrant [Line Items]
Debt converted instrument, convertible preferred shares issued						2,033,485	2,033,485
Series C Redeemable Convertible Preferred Stock [Member] | Series C Warrants [Member]
Convertible Preferred Shares And Warrant [Line Items]
Class of warrant or rights number of securities called by warrants or rights												1,064,950
Class of warrant or right exercise price | $ / shares												$ 9.39
Series C Plus Redeemable Convertible Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Temporary equity stock issued during the period shares			2,129,472
Temporary equity issue price per share | $ / shares			$ 13.62
Proceeds from issue of redeemable convertible preferred stock | $			$ 29,000
Redeemable Convertible Preferred Stock [Member]
Convertible Preferred Shares And Warrant [Line Items]
Common stock conversion ratio											1	1